INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [text block] [Abstract]
INVESTMENTS IN SUBSIDIARIES

NOTE 14 - INVESTMENTS IN SUBSIDIARIES

(a) Investments in subsidiaries

The Company has investments in companies recognized as investments in subsidiaries. All the companies defined as subsidiaries have been consolidated within the financial statements of LATAM Airlines Group S.A. and Subsidiaries. The consolidation also includes special-purpose entities.

Detail of significant subsidiaries:

			Ownership
			As of	As of
	Country of	Functional	December 31,	December 31,
Name of significant subsidiary	incorporation	currency	2021	2020
			%	%
Latam Airlines Perú S.A.	Peru	US$	99.81000	99.81000
Lan Cargo S.A.	Chile	US$	99.89395	99.89395
Lan Argentina S.A. (*)	Argentina	ARS	100.00000	99.98370
Transporte Aéreo S.A.	Chile	US$	100.00000	100.00000
Latam Airlines Ecuador S.A.	Ecuador	US$	100.00000	100.00000
Aerovías de Integración Regional, AIRES S.A.	Colombia	COP	99.20120	99.19414
TAM S.A.	Brazil	BRL	100.00000	99.99938

(*)	See Note 1

The consolidated subsidiaries do not have significant restrictions for transferring funds to the controlling entity in the normal course of operations, except for those imposed by Chapter 11, on dividend payments prior to the application for protection.

Summary financial information of significant subsidiaries

							Income for the year
	Statement of financial position as of December 31, 2021						ended December 31, 2021
Name of significant subsidiary	Total Assets	Current Assets	Non-current Assets	Total Liabilities	Current Liabilities	Non-current Liabilities	Revenue	Net Income/(loss)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A.	484,388	454,266	30,122	417,067	414,997	2,070	584,929	(83,346)
Lan Cargo S.A.	721,484	452,981	268,503	537,180	488,535	48,645	215,811	1,590
Lan Argentina S.A.	162,995	158,008	4,987	119,700	98,316	21,384	242	(190,299)
Transporte Aéreo S.A.	471,094	184,235	286,859	327,955	275,246	52,709	203,411	(56,135)
Latam Airlines Ecuador S.A.	112,437	108,851	3,586	97,111	80,861	16,250	68,762	(3,078)
Aerovías de Integración Regional, AIRES S.A.	70,490	67,809	2,681	87,749	75,621	12,128	239,988	(19,615)
TAM S.A. (*)	2,608,859	1,262,825	1,346,034	3,257,148	2,410,426	846,722	2,003,922	(756,694)

							Income for the year
	Statement of financial position as of December 31, 2020						ended December 31, 2020
Name of significant subsidiary	Total Assets	Current Assets	Non-current Assets	Total Liabilities	Current Liabilities	Non-current Liabilities	Revenue	Net Income/(loss)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A.	661,721	629,910	31,811	486,098	484,450	1,648	372,255	(96,066)
Lan Cargo S.A.	749,789	472,869	276,920	567,128	516,985	50,143	207,854	10,936
Lan Argentina S.A.	176,790	171,613	5,177	148,824	146,555	2,269	49,101	(220,667)
Transporte Aéreo S.A.	546,216	264,690	281,526	347,714	278,319	69,395	142,096	(39,032)
Latam Airlines Ecuador S.A.	108,086	104,534	3,552	99,538	87,437	12,101	51,205	(22,655)
Aerovías de Integración Regional, AIRES S.A.	76,770	73,446	3,324	77,471	68,433	9,038	90,668	(89,707)
TAM S.A. (*)	3,110,055	1,492,792	1,617,263	3,004,935	2,206,089	798,846	1,808,314	(1,025,618)

(*)	Corresponds to consolidated information of TAM S.A. and subsidiaries

(b) Non-controlling interest

			As of	As of	As of	As of
		Country	December 31,	December 31,	December 31,	December 31,
Equity	Tax No.	of origin	2021	2020	2021	2020
			%	%	ThUS$	ThUS$
Latam Airlines Perú S.A	0 - E	Peru	0.19000	0.19000	(13,035)	(7,238)
Lan Cargo S.A. and Subsidiaries	93.383.000 - 4	Chile	0.10196	0.10196	2,481	666
Inversora Cordillera S.A. and Subsidiaries	0 - E	Argentina	0.00000	0.01630	-	(276)
Lan Argentina S.A.	0 - E	Argentina	0.00000	0.00344	-	1
Americonsult de Guatemala S.A.	0 - E	Guatemala	0.87000	0.87000	-	1
Americonsult S.A. and Subsidiaries	0 - E	Mexico	0.20000	0.20000	(6)	(6)
Americonsult Costa Rica S.A.	0 - E	Costa Rica	0.20000	0.20000	2	2
Linea Aérea Carguera de Colombiana S.A.	0 - E	Colombia	9.54000	9.54000	(422)	(522)
Aerolíneas Regionales de Integración Aires S.A.	0 - E	Colombia	0.79880	0.79880	(145)	(13)
Transportes Aereos del Mercosur S.A.	0 - E	Paraguay	5.02000	5.02000	769	713
Total					(10,356)	(6,672)

			For the year ended			For the year ended
		Country	December 31,	December 31,	December 31,	December 31,
Incomes	Tax No.	of origin	2021	2020	2019	2021	2020	2019
			%	%	%	ThUS$	ThUS$	ThUS$
Latam Airlines Perú S.A	0 - E	Peru	0.19000	0.19000	30.00000	(5,553)	(8,102)	(1,065)
Lan Cargo S.A. and Subsidiaries	93.383.000 - 4	Chile	0.10196	0.10196	0.10196	(82)	(121)	19
Inversora Cordillera S.A. and Subsidiaries	0 - E	Argentina	0.00000	0.01630	4.22000	(19)	360	359
Lan Argentina S.A.	0 - E	Argentina	0.00000	0.00344	0.00344	(5)	70	48
Americonsult S.A. and Subsidiaries	0 - E	Mexico	0.20000	0.20000	0.20000	(1)	1	(7)
Linea Aérea Carguera de Colombiana S.A.	0 - E	Colombia	9.54000	9.54000	10.00000	100	(943)	(293)
Aerolíneas Regionales de Integración Aires S.A.	0 - E	Colombia	0.79880	0.79880	0.79880	(158)	(724)	(24)
Transportes Aereos del Mercosur S.A.	0 - E	Paraguay	5.02000	5.02000	5.02000	67	(189)	420
Total						(5,651)	(9,648)	5,183

(*)	See Note 1 letter (b)